Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 466,652	$ 31,950	$ 268,160
Prepaid expense	47,245
Contract assets	21,436	8,466	45,455
Account receivables, net	172,385	7,480
Deferred offering costs		266,028
Total current assets	707,718	313,924	313,615
NON-CURRENT ASSETS:
Rent deposit	18,735	16,004	7,770
Right-of-use asset - operating lease	73,246	37,999	32,535
Property, plant and equipment, net	952,830
Intangible assets, net	14,346,569
Total non-current assets	15,391,380	54,003	40,305
Total assets	16,099,098	367,927	353,920
Current liabilities:
Account payable	114,986		15,026
Accrued liabilities	3,458,838	2,182
Contract liabilities	132,565	131,564	101,718
Current maturities of loan payable	10,740	378	18,645
Due to related parties	68,659	48,462
Operating lease liabilities	58,001	38,109	23,097
Total current liabilities	3,843,789	220,695	158,486
Non-Current liabilities:
Loan payable, net of current	462,826	473,188	453,832
Operating lease liabilities	15,245		9,813
Total non-current liabilities	478,071	473,188	463,645
Total liabilities	4,321,860	693,883	622,131
Shareholders’ equity:
Additional paid-in capital	16,163,094	641,785	5,185
Share payable	688,500
Accumulated deficit	(6,959,460)	(1,027,068)	(312,388)
Accumulated other comprehensive income	186,330	49,716	31,281
Total shareholders’ equity (deficit)	10,092,588	(325,956)	(268,211)
Total liabilities, Mezzanine Equity and shareholders’ equity	16,099,098	367,927	353,920
Total current liabilities	3,843,789	220,695	158,486
Series A Convertible Redeemable Preferred Stock [Member]
Mezzanine Equity
Series A Convertible Redeemable preferred stock, $0.001 par value, 20,000,000 shares and 0 shares authorized as of December 31, 2025 and March 31, 2025, respectively, 1,500 shares and 0 shares issued and outstanding as of December 31, 2025 and March 31, 2025, respectively	1,684,650
Common Class A [Member]
Shareholders’ equity:
Ordinary shares, value	$ 14,124	$ 9,611	$ 7,711